Share of results in associates (Tables)	12 Months Ended
Dec. 31, 2022
Share of results in associates
Schedule of share of loss in associates

	2022	2021	2020
Share of loss in associates (Note 15)	(970)	(629)	(1,667)
	(970)	(629)	(1,667)